Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Managed Retirement 2030 Fund - Class K6
Bar Chart Table:
Annual Return 2020	14.07%
Annual Return 2021	9.10%
Annual Return 2022	(16.19%)